Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Airlines - 0.4%
Southwest Airlines Co. (A)	60,930	$ 1,879,081

Banks - 9.8%
Citizens Financial Group, Inc.	146,685	5,040,097
Fifth Third Bancorp	190,811	6,098,319
First Citizens BancShares, Inc., Class A	4,591	3,661,001
Huntington Bancshares, Inc.	586,910	7,735,474
M&T Bank Corp.	57,757	10,183,714
Regions Financial Corp.	321,906	6,460,653
Zions Bancorp NA	68,896	3,504,051

		42,683,309

Beverages - 1.6%
Constellation Brands, Inc., Class A	15,778	3,623,891
Keurig Dr. Pepper, Inc.	90,038	3,225,161

		6,849,052

Building Products - 2.4%
Carlisle Cos., Inc.	21,500	6,028,815
Fortune Brands Home & Security, Inc.	81,404	4,370,581

		10,399,396

Capital Markets - 5.8%
Ameriprise Financial, Inc.	28,320	7,135,224
Northern Trust Corp.	52,201	4,466,318
Raymond James Financial, Inc.	59,645	5,894,119
State Street Corp.	65,924	4,008,838
T. Rowe Price Group, Inc.	34,725	3,646,472

		25,150,971

Chemicals - 1.5%
Celanese Corp.	18,592	1,679,601
RPM International, Inc.	56,578	4,713,513

		6,393,114

Communications Equipment - 1.6%
Motorola Solutions, Inc.	31,612	7,080,140

Construction Materials - 1.1%
Martin Marietta Materials, Inc.	15,280	4,921,535

Consumer Finance - 0.8%
Discover Financial Services	40,163	3,651,620

Containers & Packaging - 2.3%
Ball Corp.	31,747	1,534,015
Packaging Corp. of America	34,280	3,849,301
Silgan Holdings, Inc.	110,398	4,641,132

		10,024,448

Distributors - 2.2%
Genuine Parts Co.	25,764	3,847,080
LKQ Corp.	120,053	5,660,499

		9,507,579

Diversified Financial Services - 0.6%
Voya Financial, Inc.	47,618	2,880,889

Electric Utilities - 4.1%
Edison International	52,559	2,973,788
Entergy Corp.	64,077	6,448,069
Xcel Energy, Inc.	129,726	8,302,464

		17,724,321

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment - 3.9%
Acuity Brands, Inc.	32,857	$ 5,173,992
AMETEK, Inc.	40,464	4,589,022
Hubbell, Inc.	32,203	7,181,269

		16,944,283

Electronic Equipment, Instruments & Components - 3.7%
Amphenol Corp., Class A	65,458	4,383,067
CDW Corp.	36,409	5,682,717
Jabil, Inc.	62,052	3,581,021
Teledyne Technologies, Inc. (A)	6,949	2,345,079

		15,991,884

Equity Real Estate Investment Trusts - 9.9%
American Homes 4 Rent, Class A	115,469	3,788,538
AvalonBay Communities, Inc.	20,240	3,728,006
Boston Properties, Inc.	38,143	2,859,581
Brixmor Property Group, Inc.	128,533	2,374,005
Essex Property Trust, Inc.	8,984	2,176,194
Federal Realty Investment Trust	20,539	1,850,975
Host Hotels & Resorts, Inc.	103,440	1,642,627
JBG SMITH Properties	71,529	1,329,009
Kimco Realty Corp.	156,903	2,888,584
Mid-America Apartment Communities, Inc.	13,364	2,072,355
Rayonier, Inc.	130,627	3,914,891
Regency Centers Corp.	35,228	1,897,028
Rexford Industrial Realty, Inc.	36,290	1,887,080
Sun Communities, Inc.	14,334	1,939,820
Ventas, Inc.	40,725	1,635,923
Weyerhaeuser Co.	139,802	3,992,745
WP Carey, Inc. (B)	43,779	3,055,774

		43,033,135

Food & Staples Retailing - 1.5%
Kroger Co.	80,831	3,536,356
US Foods Holding Corp. (A)	107,788	2,849,915

		6,386,271

Food Products - 0.8%
Post Holdings, Inc. (A)	43,799	3,587,576

Gas Utilities - 0.8%
National Fuel Gas Co.	59,213	3,644,560

Health Care Equipment & Supplies - 1.5%
Globus Medical, Inc., Class A (A)	27,720	1,651,280
Zimmer Biomet Holdings, Inc.	46,068	4,816,410

		6,467,690

Health Care Providers & Services - 5.0%
AmerisourceBergen Corp.	49,419	6,687,873
Henry Schein, Inc. (A)	79,958	5,258,838
Laboratory Corp. of America Holdings	36,702	7,516,937
Universal Health Services, Inc., Class B	27,691	2,441,792

		21,905,440

Hotels, Restaurants & Leisure - 1.2%
Darden Restaurants, Inc.	23,484	2,966,499
Expedia Group, Inc. (A)	25,294	2,369,795

		5,336,294

Transamerica Series Trust	Page 1

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 1.5%
Mohawk Industries, Inc. (A)	29,560	$ 2,695,576
Newell Brands, Inc.	270,384	3,755,634

		6,451,210

Household Products - 0.4%
Energizer Holdings, Inc.	72,091	1,812,368

Insurance - 6.4%
Alleghany Corp. (A)	3,533	2,965,494
Arch Capital Group Ltd. (A)	84,958	3,868,987
Hartford Financial Services Group, Inc.	79,861	4,946,590
Lincoln National Corp.	57,087	2,506,690
Loews Corp.	129,866	6,472,522
RenaissanceRe Holdings Ltd.	19,400	2,723,566
W.R. Berkley Corp.	68,274	4,409,135

		27,892,984

Interactive Media & Services - 0.9%
IAC, Inc. (A)	70,792	3,920,461

IT Services - 1.6%
FleetCor Technologies, Inc. (A)	22,344	3,936,342
GoDaddy, Inc., Class A (A)	45,820	3,247,722

		7,184,064

Machinery - 6.3%
IDEX Corp.	21,083	4,213,438
ITT, Inc.	68,496	4,475,529
Lincoln Electric Holdings, Inc.	42,866	5,389,113
Middleby Corp. (A)	41,803	5,357,890
Snap-on, Inc.	25,786	5,192,011
Timken Co.	48,917	2,888,060

		27,516,041

Media - 1.8%
Liberty Broadband Corp., Class C (A)	46,173	3,407,567
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	118,401	4,464,902

		7,872,469

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	54,761	1,496,618

Multi-Utilities - 3.7%
CMS Energy Corp.	123,313	7,181,749
Sempra Energy	11,329	1,698,671
WEC Energy Group, Inc.	81,333	7,273,610

		16,154,030

Multiline Retail - 0.3%
Kohl’s Corp.	46,641	1,173,021

Oil, Gas & Consumable Fuels - 2.5%
Coterra Energy, Inc.	141,923	3,707,029
Diamondback Energy, Inc.	28,900	3,481,294
Williams Cos., Inc.	128,430	3,676,951

		10,865,274

Personal Products - 0.3%
BellRing Brands, Inc. (A)	55,419	1,142,186

Pharmaceuticals - 0.8%
Jazz Pharmaceuticals PLC (A)	26,385	3,516,857

Real Estate Management & Development - 0.8%
CBRE Group, Inc., Class A (A)	52,219	3,525,305

	Shares	Value
COMMON STOCKS (continued)
Software - 1.6%
NortonLifeLock, Inc.	177,994	$ 3,584,799
Take-Two Interactive Software, Inc. (A)	32,677	3,561,793

		7,146,592

Specialty Retail - 2.5%
AutoZone, Inc. (A)	2,711	5,806,772
Bath & Body Works, Inc.	67,835	2,211,421
Best Buy Co., Inc.	33,378	2,114,163
Gap, Inc. (B)	96,875	795,344

		10,927,700

Textiles, Apparel & Luxury Goods - 2.3%
Carter’s, Inc.	50,785	3,327,941
Ralph Lauren Corp.	41,136	3,493,680
Tapestry, Inc.	116,118	3,301,235

		10,122,856

Thrifts & Mortgage Finance - 0.7%
MGIC Investment Corp.	228,551	2,930,024

Total Common Stocks (Cost $412,663,741)		424,092,648

	Principal	Value
REPURCHASE AGREEMENT - 2.7%
Fixed Income Clearing Corp., 1.10% (C), dated 09/30/2022, to be repurchased at $11,594,549 on 10/03/2022. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $11,825,361.	$ 11,593,487	11,593,487

Total Repurchase Agreement (Cost $11,593,487)		11,593,487

Total Investments (Cost $424,257,228)		435,686,135
Net Other Assets (Liabilities) - 0.1%		227,531

Net Assets - 100.0%		$ 435,913,666

Transamerica Series Trust	Page 2

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$424,092,648	$—	$—	$424,092,648
Repurchase Agreement	—	11,593,487	—	11,593,487

Total Investments	$424,092,648	$11,593,487	$—	$435,686,135

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,812,590 collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,903,247. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at September 30, 2022.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 3

Transamerica JPMorgan Mid Cap Value VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Mid Cap Value VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Pursuant to the requirements set forth in SEC Rule 2a-5, effective September 8, 2022, the Board has designated the Portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), to perform fair value determination on behalf of the Portfolio, subject to the oversight of the Board. TAM is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information needed to oversee TAM’s fair value determinations. All investments in securities are recorded at their estimated fair value. TAM values the Portfolio’s investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 4